Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2025
Nanjing Tuniu Technology Co., Ltd. ("Nanjing Tuniu")
Organization and Principal Activities
VIE and Subsidiaries of VIE - Ownership Percentage (in percent)	100.00%
Shanghai Tuniu International Travel Service Co., Ltd.
Organization and Principal Activities
VIE and Subsidiaries of VIE - Ownership Percentage (in percent)	100.00%
Nanjing Tuniu International Travel Service Co., Ltd.
Organization and Principal Activities
VIE and Subsidiaries of VIE - Ownership Percentage (in percent)	100.00%
Beijing Tuniu International Travel Service Co., Ltd.
Organization and Principal Activities
VIE and Subsidiaries of VIE - Ownership Percentage (in percent)	100.00%
Nanjing Tuzhilv Tickets Sales Co., Ltd.
Organization and Principal Activities
VIE and Subsidiaries of VIE - Ownership Percentage (in percent)	100.00%
Tuniu Insurance Brokers Co., Ltd.
Organization and Principal Activities
VIE and Subsidiaries of VIE - Ownership Percentage (in percent)	100.00%
Tuniu (HK) Limited
Organization and Principal Activities
Subsidiary Ownership Percentage (in percent)	100.00%
Tuniu (Nanjing) Information Technology Co., Ltd.
Organization and Principal Activities
Subsidiary Ownership Percentage (in percent)	100.00%
Beijing Tuniu Technology Co., Ltd. ("Beijing Tuniu")
Organization and Principal Activities
Subsidiary Ownership Percentage (in percent)	100.00%
Xiamen Suiwang International Travel Service Co., Ltd.
Organization and Principal Activities
Subsidiary Ownership Percentage (in percent)	100.00%
Tianjin Tuniu International Travel Service Co., Ltd.
Organization and Principal Activities
Subsidiary Ownership Percentage (in percent)	100.00%
Guangzhou Kaihui Internet Microcredit Co., Ltd.
Organization and Principal Activities
Subsidiary Ownership Percentage (in percent)	100.00%